UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 09/30/2007 Date of Reporting Period: 06/30/2007 Item 1. Schedule of Investments.

	Nicholas II, Inc.
	Schedule of Investments (unaudited)
	June 30, 2007

		VALUE
		------------
COMMON STOCKS - 91.50%
	Consumer Discretionary - Auto
	& Components - 0.78%
220,000	Gentex Corporation	$ 4,331,800
		------------
	Consumer Discretionary - Consumer
	Services - 0.84%
40,000	ITT Educational Services, Inc. *	4,695,200
		------------
	Consumer Discretionary - Hotels, Restaurants
	& Leisure - 2.44%
77,500	Applebee's International, Inc.	1,867,750
150,000	International Game Technology	5,955,000
220,000	Starbucks Corporation *	5,772,800
		------------
		13,595,550
		------------
	Consumer Discretionary - Media - 3.74%
100,000	DIRECTV Group, Inc. (The) *	2,311,000
140,000	EchoStar Communications Corporation *	6,071,800
304,935	Liberty Global, Inc. - Series C *	11,983,946
10,278	Liberty Global, Inc. - Series A *	421,809
		------------
		20,788,555
		------------
	Consumer Discretionary - Retail - 9.51%
135,000	Bed Bath & Beyond Inc. *	4,858,650
225,672	IAC/InterActiveCorp *	7,810,508
60,000	J.C. Penney Company, Inc.	4,342,800
102,100	Kohl's Corporation *	7,252,163
330,979	Liberty Media Holding Corporation	7,390,761
320,000	O'Reilly Automotive, Inc. *	11,696,000
295,000	PETsMART, Inc.	9,572,750
		------------
		52,923,632
		------------
Consumer Staples - Food & Staple Retail - 1.30%
198,296	CVS/Caremark Corporation	7,227,889
		------------
	Consumer Staples - Food, Beverage
	& Tobacco - 1.44%
215,000	Hormel Foods Corporation	8,030,250
		------------
	Energy - 6.63%
45,450	Apache Corporation	3,708,265
120,000	BJ Services Company	3,412,800
30,000	Cameron International Corporation *	2,144,100
50,000	GlobalSantaFe Corporation	3,612,500
111,692	Kinder Morgan Management, LLC *	5,796,793
106,000	Nabors Industries, Ltd. *	3,538,280
70,000	Newfield Exploration Company *	3,188,500
45,000	Smith International, Inc.	2,638,800
120,000	Weatherford International Ltd. *	6,628,800
36,666	XTO Energy, Inc.	2,203,627
		------------
		36,872,465
		------------
	Financials - Banks - 3.37%
165,000	Commerce Bancorp, Inc.	6,103,350
230,000	Marshall & Ilsley Corporation	10,954,900
30,000	MGIC Investment Corporation	1,705,800
		------------
		18,764,050
		------------
	Financials - Diversified - 5.08%
67,500	Affiliated Managers Group, Inc. *	8,691,300
210,000	Eaton Vance Corp.	9,277,800
70,000	Legg Mason, Inc.	6,886,600
55,000	Moody's Corporation	3,421,000
		------------
		28,276,700
		------------
	Financials - Insurance - 5.27%
230,000	Brown & Brown, Inc.	5,782,200
158,800	Nationwide Financial Services, Inc.	10,039,336
307,000	Willis Group Holdings Limited	13,526,420
		------------
		29,347,956

		------------
	Health Care - Equipment - 5.15%
180,000	DENTSPLY International Inc.	6,886,800
35,000	IDEXX Laboratories, Inc. *	3,312,050
55,000	ResMed Inc. *	2,269,300
175,000	Respironics, Inc. *	7,453,250
210,000	St. Jude Medical, Inc. *	8,712,900
		------------
		28,634,300
		------------
	Health Care - Pharmaceuticals &
	Biotechnology - 8.35%
85,000	Allergan, Inc.	4,899,400
30,000	Biogen Idec Inc. *	1,605,000
32,000	Biotech HOLDRS Trust	5,378,560
80,000	Covance Inc. *	5,484,800
106,500	Forest Laboratories, Inc. *	4,861,725
155,000	Medicis Pharmaceutical Corporation	4,733,700
150,000	Pharmaceutical Product Development, Inc.	5,740,500
165,000	Teva Pharmaceutical Industries Ltd.	6,806,250
133,920	Thermo Fisher Scientific Inc. *	6,926,342
		------------
		46,436,277
		------------
	Health Care - Services - 4.38%
23,252	Cardinal Health, Inc.	1,642,521
197,500	DaVita, Inc. *	10,641,300
265,000	IMS Health Incorporated	8,514,450
95,000	VCA Antech, Inc. *	3,580,550
		------------
		24,378,821
		------------
	Industrials - Capital Goods - 6.10%
208,000	Fastenal Company	8,706,880
172,500	IDEX Corporation	6,648,150
70,000	ITT Corporation	4,779,600
115,000	Oshkosh Truck Corporation	7,235,800
95,000	Rockwell Automation, Inc.	6,596,800
		------------
		33,967,230
		------------
	Industrials - Commerical Services
	& Supplies - 4.40%
116,604	ChoicePoint Inc. *	4,949,840
237,500	Cintas Corporation	9,364,625
110,000	Manpower Inc.	10,146,400
		------------
		24,460,865
		------------
	Industrials - Transportation - 0.91%
123,000	Expeditors International of Washington, Inc.	5,079,900
		------------
	Information Technology - Hardware &
	Equipment - 8.57%
175,000	Harris Corporation	9,546,250
280,000	Jabil Circuit, Inc.	6,179,600
225,000	Molex Incorporated - Class A	5,973,750
455,000	QLogic Corporation *	7,575,750
165,000	Tektronix, Inc.	5,567,100
312,500	Vishay Intertechnology, Inc. *	4,943,750
203,750	Zebra Technologies Corporation - Class A *	7,893,275
		------------
		47,679,475
		------------
	Information Technology - Semiconductors
	& Semiconductor Equipment - 3.34%
187,000	Intersil Holding Corporation	5,883,020
60,000	Maxim Integrated Products, Inc.	2,004,600
288,750	Microchip Technology Incorporated	10,695,300
		------------
		18,582,920
		------------
	Information Technology - Software
	& Services - 7.17%
257,500	BEA Systems, Inc. *	3,525,175
130,000	Business Objects S.A. *	5,049,200
305,937	Fiserv, Inc. *	17,377,222
243,500	Hewitt Associates, Inc. *	7,792,000
145,000	NAVTEQ Corporation *	6,139,300
		------------
		39,882,897
		------------
	Materials - 2.73%
251,400	Bemis Company, Inc.	8,341,452

160,000	Ecolab Inc.	6,832,000
		------------
		15,173,452
		------------
TOTAL Common Stocks	(COST: $ 296,286,447)	509,130,184
		------------

SHORT-TERM INVESTMENTS - 8.12%
	Commercial Paper - 7.76%
$1,500,000	Starbucks Corporation 07/02/07, 5.31%	1,500,000
700,000	Walt Disney Company (The) 07/03/07, 5.42%	699,895
825,000	Prudential Financial, Inc. 07/06/07, 5.27%	824,517
1,075,000	SABMiller plc 07/06/07, 5.37%	1,074,359
750,000	Fortune Brands, Inc. 07/09/07, 5.30%	749,227
650,000	Fortune Brands, Inc. 07/09/07, 5.30%	649,330
1,923,000	Walt Disney Company (The) 07/09/07, 5.30%	1,921,018
900,000	Time Warner Cable Inc. 07/10/07, 5.33%	898,934
1,000,000	Kraft Foods Inc. 07/11/07, 5.33%	998,668
2,050,000	Fiserv, Inc. 07/12/07, 5.33%	2,046,965
1,250,000	SABMiller plc 07/13/07, 5.36%	1,247,953
1,500,000	Travelers Companies Inc. (The) 07/13/07, 5.28%	1,497,580
1,735,000	Hitachi Capital America Corp. 07/16/07, 5.31%	1,731,417
1,000,000	Walt Disney Company (The) 07/17/07, 5.38%	997,758
1,000,000	Fiserv, Inc. 07/18/07, 5.33%	997,631
1,000,000	Kraft Foods Inc. 07/19/07, 5.33%	997,483
2,000,000	Starbucks Corporation 07/20/07, 5.32%	1,994,680
1,325,000	Starbucks Corporation 07/23/07, 5.33%	1,320,880
1,325,000	Time Warner Cable Inc. 07/24/07, 5.35%	1,320,668
800,000	Hitachi Capital America Corp. 07/25/07, 5.35%	797,266
425,000	Kraft Foods Inc. 07/25/07, 5.36%	423,545
885,000	Time Warner Cable Inc. 07/25/07, 5.38%	881,958
1,000,000	Kraft Foods Inc. 07/26/07, 5.35%	996,433
1,474,000	Fortune Brands, Inc. 07/27/07, 5.31%	1,468,565
1,570,000	Walt Disney Company (The) 08/03/07, 5.27%	1,562,645
300,000	Fortune Brands, Inc. 08/06/07, 5.30%	298,454
1,265,000	Fortune Brands, Inc. 08/06/07, 5.30%	1,258,482
2,000,000	John Deere Capital Corporation 08/07/07, 5.26%	1,989,480
1,300,000	Integrys Energy Group, Inc. 08/09/07, 5.40%	1,292,590
900,000	Kraft Foods Inc. 08/10/07, 5.33%	894,803
900,000	Coca-Cola Enterprises Inc. 08/13/07, 5.27%	894,466
600,000	Hitachi Capital America Corp. 08/15/07, 5.30%	596,113
1,000,000	Kraft Foods Inc. 08/16/07, 5.33%	993,338
750,000	Time Warner Cable Inc. 08/20/07, 5.36%	744,528
815,000	Bank of America Corporation 08/21/07, 5.27%	809,035
800,000	John Deere Capital Corporation 08/23/07, 5.26%	793,922
1,300,000	John Deere Capital Corporation 08/23/07, 5.27%	1,290,104
815,000	Kraft Foods Inc. 08/24/07, 5.33%	808,605
950,000	Fortune Brands, Inc. 08/30/07, 5.31%	941,733
		------------
		43,205,028
		------------
	Variable Rate Security - 0.36%
1,983,009	Wisconsin Corporate Central Credit Union
	07/02/07, 4.99%	1,983,009
		------------
TOTAL Short-term Investments	(COST: $ 45,188,037)	45,188,037
		------------

TOTAL SECURITY HOLDINGS - 99.62%		554,318,221
OTHER ASSETS, NET OF LIABILITIES - 0.38%		2,127,394
		------------
TOTAL NET ASSETS		$556,445,615
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2007, investment cost for federal tax purposes was $341,474,484 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$216,493,610
Unrealized depreciation	(3,649,873)
------------
Net unrealized appreciation	$212,843,737
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/29/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/29/2007